Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 11, 2021
Balance (in Shares) at Feb. 11, 2021
Issuance of Class B common stock	$ 431	24,569		25,000
Issuance of Class B common stock (in Shares)	4,312,500
Change in value of common stock subject to redemption		(24,569)	(14,885,111)	(14,909,680)
Net income (loss)			3,732,702	3,732,702
Balance at Dec. 31, 2021	$ 431		(11,152,409)	(11,151,978)
Balance (in Shares) at Dec. 31, 2021	4,312,500
Net income (loss)			2,585,027	2,585,027
Balance at Mar. 31, 2022	$ 431		(8,567,382)	(8,566,951)
Balance (in Shares) at Mar. 31, 2022	4,312,500
Balance at Dec. 31, 2021	$ 431		(11,152,409)	(11,151,978)
Balance (in Shares) at Dec. 31, 2021	4,312,500
Net income (loss)				4,529,553
Balance at Jun. 30, 2022	$ 431		(6,622,856)	(6,622,425)
Balance (in Shares) at Jun. 30, 2022	4,312,500
Balance at Dec. 31, 2021	$ 431		(11,152,409)	(11,151,978)
Balance (in Shares) at Dec. 31, 2021	4,312,500
Change in value of common stock subject to redemption			(534,002)	(534,002)
Net income (loss)			5,796,203	5,796,203
Balance at Dec. 31, 2022	$ 431		(5,890,208)	(5,889,777)
Balance (in Shares) at Dec. 31, 2022	4,312,500
Balance at Mar. 31, 2022	$ 431		(8,567,382)	(8,566,951)
Balance (in Shares) at Mar. 31, 2022	4,312,500
Net income (loss)			1,944,526	1,944,526
Balance at Jun. 30, 2022	$ 431		(6,622,856)	(6,622,425)
Balance (in Shares) at Jun. 30, 2022	4,312,500
Balance at Dec. 31, 2022	$ 431		(5,890,208)	(5,889,777)
Balance (in Shares) at Dec. 31, 2022	4,312,500
Change in value of common stock subject to redemption			(333,395)	(333,395)
Net income (loss)			(1,652,348)	(1,652,348)
Balance at Mar. 31, 2023	$ 431		(7,875,951)	(7,875,520)
Balance (in Shares) at Mar. 31, 2023	4,312,500
Balance at Dec. 31, 2022	$ 431		(5,890,208)	(5,889,777)
Balance (in Shares) at Dec. 31, 2022	4,312,500
Net income (loss)				(9,277,077)
Balance at Jun. 30, 2023	$ 431		(16,952,505)	(16,952,074)
Balance (in Shares) at Jun. 30, 2023	4,312,500
Balance at Mar. 31, 2023	$ 431		(7,875,951)	(7,875,520)
Balance (in Shares) at Mar. 31, 2023	4,312,500
Change in value of common stock subject to redemption			(1,451,825)	(1,451,825)
Net income (loss)			(7,624,729)	(7,624,729)
Balance at Jun. 30, 2023	$ 431		$ (16,952,505)	$ (16,952,074)
Balance (in Shares) at Jun. 30, 2023	4,312,500